Obligations under Guarantees and Other Off-balance Sheet Instruments (Contractual or Notional Amounts of Guarantees with Amount by Expiration Period) (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2021	Mar. 31, 2020
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total		¥ 56,443	¥ 79,222
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less		26,696	48,050
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years		17,309	16,568
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years		12,438	14,604
Standby Letters of Credit and Financial Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total		4,055	4,098
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less		3,174	3,109
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years		698	763
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years		183	226
Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total		3,193	3,058
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less		2,315	2,160
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years		755	738
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years		123	160
Derivative Instruments [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total	[1]	38,499	58,836
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less	[1]	15,534	36,021
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years	[1]	15,104	14,543
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years	[1]	7,861	8,272
Liabilities of Trust Accounts [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total		10,656	13,142
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less		5,667	6,752
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years		718	451
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years		4,271	5,939
Others [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total		40	88
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less		6	8
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years		34	73
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years			¥ 7

[1]	Credit derivatives sold by the MUFG Group are excluded from this presentation.